Statements of Operations - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Income Statement [Abstract]
Revenues	$ 1,024,384	$ 947,934	$ 1,847,222	$ 1,628,646
Operating expenses
Depreciation	15,412	26,446	30,746	47,440
General and administrative	243,981	120,702	407,100	418,903
Management fees	46,577	48,337	46,577	96,705
Professional fees	53,545	73,983	81,189	157,994
Rent	105,721	90,637	180,112	179,392
Salaries and wages	438,464	469,234	832,981	913,705
Total operating expenses	903,700	829,339	1,578,705	1,814,139
Operating income (loss)	120,684	118,595	268,517	(185,493)
Other income (loss)
Other income	33,549		33,549
Interest expense	(45,658)	(39,401)	(83,846)	(90,942)
Debt discount	(33,262)		(33,262)
Foreign exchange movements	(6,394)	(72,419)	27,455	(72,419)
Net income (loss) before taxation	68,920	6,775	212,414	(348,854)
Taxation
Net income (loss)	68,920	6,775	212,414	(348,854)
Accumulated other comprehensive (loss) income
Foreign currency translation adjustment	7,789	15,709	(215,276)	330,887
Total comprehensive income (loss)	$ 76,709	$ 22,484	$ (2,862)	$ (17,967)
Basic Income (loss) per common share	$ 0.00	$ 0.00	$ 0.00	$ (0.01)
Diluted Income (loss) per common share	$ 0.00	$ 0.00	$ 0.00	$ (0.01)
Weighted average common shares outstanding - Basic	47,991,602	47,389,404	47,865,229	46,938,730
Weighted average common shares outstanding - Diluted	49,192,552	47,389,404	49,066,179	46,938,730